TAXATION (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Income Tax Contingency [Line Items]
Movement in deferred tax liability		$ 819	$ 1,014
Provision for certain immaterial risks	$ 3,800	3,800		$ 3,100
Jordan | Foreign Tax Authority
Income Tax Contingency [Line Items]
Net deferred tax liability	6,100	6,100		$ 5,300
Movement in deferred tax liability	$ 400	$ 800